Property of Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 33,655,357
Ending balance	45,021,164	$ 33,655,357
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	80,642,194	71,416,855
Effect of foreign currency exchange differences	(394,524)	1,777,206
Additions	14,882,562	7,539,791
Disposals	(123,419)	(91,658)
Ending balance	95,006,813	80,642,194
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(46,986,837)	(43,250,106)
Effect of foreign currency exchange differences	113,922	(440,225)
Depreciations	(3,203,034)	(3,388,164)
Disposals	90,300	91,658
Ending balance	(49,985,649)	(46,986,837)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	503,140
Ending balance	520,967	503,140
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	503,140	498,330
Effect of foreign currency exchange differences	(1,037)	4,810
Transfers	18,864
Ending balance	520,967	503,140
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,040,133	22,172,679
Effect of foreign currency exchange differences	(3)	15
Additions		36,956
Transfers	507,670	830,483
Ending balance	23,547,800	23,040,133
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(15,156,588)	(14,584,453)
Effect of foreign currency exchange differences	3	(15)
Depreciations	(638,959)	(572,120)
Ending balance	(15,795,544)	(15,156,588)
Machinery, equipment and spare parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,207,830
Ending balance	14,762,947	15,207,830
Machinery, equipment and spare parts [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	35,826,655	33,015,771
Effect of foreign currency exchange differences	(361,526)	1,636,899
Disposals	(98,959)	(71,128)
Transfers	920,099	1,245,113
Ending balance	36,286,269	35,826,655
Machinery, equipment and spare parts [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20,618,825)	(18,740,593)
Effect of foreign currency exchange differences	104,697	(410,515)
Depreciations	(1,075,873)	(1,538,845)
Disposals	66,679	71,128
Ending balance	(21,523,322)	(20,618,825)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,394
Ending balance	56,671	62,394
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,673,118	1,655,874
Effect of foreign currency exchange differences	(627)	1,646
Additions		15,598
Disposals	(77)
Transfers	13,336
Ending balance	1,685,750	1,673,118
Furniture and fixtures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,610,724)	(1,590,800)
Effect of foreign currency exchange differences	199	(784)
Depreciations	(18,573)	(19,140)
Disposals	19
Ending balance	(1,629,079)	(1,610,724)
Quarries [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,443,595	6,993,296
Effect of foreign currency exchange differences	(21,837)	100,107
Additions	9,159	1,350,192
Transfers	1,356,426
Ending balance	9,787,343	8,443,595
Quarries [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,425,587)	(4,578,206)
Effect of foreign currency exchange differences	8,603	(27,070)
Depreciations	(1,042,504)	(820,311)
Ending balance	(6,459,488)	(5,425,587)
Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	41,644
Ending balance	40,760	41,644
Tools [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	279,164	267,085
Additions		12,079
Transfers	14,504
Ending balance	293,668	279,164
Tools [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(237,520)	(221,786)
Depreciations	(15,388)	(15,734)
Ending balance	(252,908)	(237,520)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,069,059
Ending balance	16,894,183	5,069,059
Assets under construction [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,069,059	1,323,309
Effect of foreign currency exchange differences	(8,837)	31,520
Additions	14,873,403	5,789,826
Transfers	(3,039,442)	(2,075,596)
Ending balance	16,894,183	5,069,059
Transport and Load Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,869,737
Ending balance	1,665,525	1,869,737
Transport and Load Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,807,330	5,490,511
Effect of foreign currency exchange differences	(657)	2,209
Additions		335,140
Disposals	(24,383)	(20,530)
Transfers	208,543
Ending balance	5,990,833	5,807,330
Transport and Load Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,937,593)	(3,534,268)
Effect of foreign currency exchange differences	420	(1,841)
Depreciations	(411,737)	(422,014)
Disposals	23,602	20,530
Ending balance	$ (4,325,308)	$ (3,937,593)